SCHEDULE OF OTHER BORROWINGS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other borrowings	$ 640,357	$ 632,737
Other borrowings, current	432,241
Other borrowings, non-current	$ 208,116	632,737
March 8, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	15.00%
Other borrowings	$ 448,250	442,916
April 20, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	15.00%
Other borrowings	$ 192,107	$ 189,821